Operating Segments - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [Line Items]
Consolidated revenue		$ 88,587	$ 115,023	$ 67,479	$ 32,833	$ 79,221	$ 56,806	$ 21,052	$ 6,361	$ 303,922	$ 163,440	$ 511,529
Add: Customer inducement costs recorded as a reduction of revenue	[1]									111,247	42,908	361,158
Less: Service cost	[2]									58,750	22,217	149,267
Adjusted Margin										356,419	184,131	723,420
Other income		208	2,562	383	337	1,417	479	416	1,360	3,490	3,672	1,063
Personnel expenses		(30,289)	(30,388)	(29,790)	(26,457)	(28,746)	(26,579)	(25,356)	(24,980)	(116,924)	(105,661)	(129,836)
Marketing and sales promotion expenses		(12,062)	(22,231)	(11,593)	(5,147)	(11,768)	(7,795)	(2,294)	(884)	(51,033)	(22,741)	(166,603)
Customer inducement costs recorded as a reduction of revenue	[1]									(111,247)	(42,908)	(361,158)
Certain loyalty program costs related to "All other segments"	[2]										(91)	(5,053)
Other operating expenses		(19,013)	(32,972)	(18,318)	(11,272)	(18,120)	(15,020)	(10,308)	(7,627)	(81,575)	(51,075)	(185,401)
Depreciation, amortization and impairment		(6,958)	(7,766)	(7,371)	(7,401)	(7,762)	(7,895)	(8,870)	(8,483)	(29,496)	(33,010)	(33,682)
Impairment of goodwill												(272,160)
Finance income										9,984	12,100	3,362
Finance costs										(26,326)	(4,798)	(21,433)
Share of profit (loss) of equity-accounted investees										34	(168)	(65)
Loss before tax		$ (3,500)	$ (9,588)	$ (8,590)	$ (24,996)	$ (967)	$ (3,569)	$ (21,309)	$ (34,704)	(46,674)	(60,549)	(447,546)
Reportable Segments [Member] | Air Ticketing [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										88,712	57,013	174,361
Add: Customer inducement costs recorded as a reduction of revenue	[1]									67,090	23,513	75,779
Less: Service cost	[2]									311	293	420
Adjusted Margin										155,491	80,233	249,720
Reportable Segments [Member] | Hotels and Packages [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										157,267	67,976	235,814
Add: Customer inducement costs recorded as a reduction of revenue	[1]									41,545	18,652	265,706
Less: Service cost	[2]									54,760	19,146	141,404
Adjusted Margin										144,052	67,482	360,116
Reportable Segments [Member] | Bus Ticketing [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										39,896	24,895	65,009
Add: Customer inducement costs recorded as a reduction of revenue	[1]									1,814	667	17,688
Less: Service cost	[2]									3,397	2,712	7,060
Adjusted Margin										38,313	22,850	75,637
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Consolidated revenue										18,047	13,556	36,345
Add: Customer inducement costs recorded as a reduction of revenue	[1]									798	76	1,985
Less: Service cost	[2]									282	66	383
Adjusted Margin										$ 18,563	13,566	37,947
Certain loyalty program costs related to "All other segments"											$ (91)	$ (5,053)

[1]	For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty programs costs, which are recorded as a reduction of revenue and reducing service cost.
[2]	Certain loyalty program costs excluded from service cost amounting to Nil (March 31, 2021: USD 91 and March 31, 2020: USD 5,053) for “All other segments”.